CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Allowance for credit losses	¥ 142,834	$ 19,568	¥ 132,881
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	3,081,781	422,202	2,728,145
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	215,394	29,509	244,483
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	370,798	50,800	247,735
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 1,588	$ 218	¥ 2,837
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	518,104,900	518,104,900	493,104,900
Ordinary shares, shares outstanding	499,357,794	499,357,794	487,212,501
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,016,429,335	1,016,429,335	1,006,956,885
Ordinary shares, shares outstanding	1,016,429,335	1,016,429,335	1,006,956,885